Quarterly Holdings Report
for
Fidelity® Dividend Growth Fund
April 30, 2026
DGF-NPRT3-0626
1.800335.122
Common Stocks - 98.9%
	Shares	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Glencore PLC	6,876,200	53,440,713
BERMUDA - 0.2%
Industrials - 0.2%
Marine Transportation - 0.2%
Himalaya Shipping Ltd	488,053	6,690,204
Himalaya Shipping Ltd (United States) (a)	1,540,100	21,006,964

TOTAL BERMUDA		27,697,168
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp	342,600	43,275,524
CANADA - 2.4%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Imperial Oil Ltd (a)	415,100	55,605,401
Teekay Tankers Ltd Class A	999,262	78,492,030
TOTAL ENERGY		134,097,431
Financials - 0.8%
Capital Markets - 0.8%
Brookfield Corp Class A (United States)	1,947,100	87,853,152
Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp	80,500	18,571,863
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp Class A (United States) (a)	854,432	30,981,704
TOTAL CANADA		271,504,150
GERMANY - 0.6%
Industrials - 0.6%
Electrical Equipment - 0.6%
Siemens Energy AG	341,800	72,440,312
KOREA (SOUTH) - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.3%
SK Hynix Inc	162,580	145,914,410
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	469,840	71,206,281
TOTAL KOREA (SOUTH)		217,120,691
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
BE Semiconductor Industries NV	73,700	21,382,307
NORWAY - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Bruton Ltd	2,356,792	12,922,710
Industrials - 0.3%
Marine Transportation - 0.3%
2020 Bulkers Ltd (c)	1,487,081	483,778
Stolt-Nielsen Ltd	1,024,000	33,379,171
TOTAL INDUSTRIALS		33,862,949
TOTAL NORWAY		46,785,659
TAIWAN - 2.4%
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
Taiwan Semiconductor Manufacturing Co Ltd	1,102,000	76,746,331
Taiwan Semiconductor Manufacturing Co Ltd ADR	500,580	198,259,715

TOTAL TAIWAN		275,006,046
UNITED KINGDOM - 1.9%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Vistry Group PLC (b)	15	67
Consumer Staples - 1.8%
Tobacco - 1.8%
British American Tobacco PLC	2,371,582	139,673,919
British American Tobacco PLC ADR	1,101,100	64,744,680
TOTAL CONSUMER STAPLES		204,418,599
Energy - 0.1%
Energy Equipment & Services - 0.1%
Subsea 7 SA	469,200	16,874,528
TOTAL UNITED KINGDOM		221,293,194
UNITED STATES - 88.0%
Communication Services - 12.0%
Diversified Telecommunication Services - 0.3%
Comcast Corp Class A	1,357,842	36,716,048
Interactive Media & Services - 11.3%
Alphabet Inc Class A	2,401,300	924,020,240
Match Group Inc	333,200	12,468,344
Meta Platforms Inc Class A	571,200	349,522,992
		1,286,011,576
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	251,800	49,226,900
TOTAL COMMUNICATION SERVICES		1,371,954,524
Consumer Discretionary - 3.8%
Distributors - 0.0%
Gold.com Inc (a)	180,500	8,156,795
Diversified Consumer Services - 0.6%
Service Corp International/US	801,100	64,913,133
Hotels, Restaurants & Leisure - 1.4%
Domino's Pizza Inc	30,200	10,250,484
Hilton Worldwide Holdings Inc	24,900	8,069,343
Marriott International Inc/MD Class A1	148,000	53,530,120
Starbucks Corp	900	94,797
Vail Resorts Inc (a)	656,500	83,493,670
		155,438,414
Household Durables - 1.2%
DR Horton Inc	401,800	61,820,948
Somnigroup International Inc	838,800	63,631,368
Whirlpool Corp (a)	133,500	7,484,010
		132,936,326
Specialty Retail - 0.6%
Home Depot Inc/The	221,400	72,796,320
TOTAL CONSUMER DISCRETIONARY		434,240,988
Consumer Staples - 4.1%
Beverages - 1.8%
Constellation Brands Inc Class A	234,000	36,639,720
Keurig Dr Pepper Inc	5,179,700	152,283,180
		188,922,900
Food Products - 0.5%
JM Smucker Co	488,400	47,877,852
Tyson Foods Inc Class A	224,800	14,402,936
		62,280,788
Household Products - 0.5%
Kimberly-Clark Corp	314,100	30,916,863
Reynolds Consumer Products Inc	1,491,100	31,268,367
		62,185,230
Personal Care Products - 0.2%
Kenvue Inc	1,354,100	23,737,373
Tobacco - 1.1%
Philip Morris International Inc	777,500	128,341,925
TOTAL CONSUMER STAPLES		465,468,216
Energy - 8.0%
Energy Equipment & Services - 1.5%
Archrock Inc (a)	1,915,551	74,227,601
Kodiak Gas Services Inc	1,542,600	104,588,280
WaterBridge Infrastructure LLC Class A	88,700	2,673,418
		181,489,299
Oil, Gas & Consumable Fuels - 6.5%
Black Stone Minerals LP	3,854,046	55,189,939
Core Natural Resources Inc	437,842	39,291,941
DHT Holdings Inc	868,902	16,057,309
Energy Transfer LP	4,203,900	84,876,741
Enterprise Products Partners LP	1,662,900	64,354,230
Exxon Mobil Corp	921,219	142,171,728
Marathon Petroleum Corp	170,100	42,234,129
MPLX LP	2,348,100	132,127,587
Shell PLC ADR	1,010,500	91,622,035
Viper Energy Inc Class A	1,401,000	69,181,380
		737,107,019
TOTAL ENERGY		918,596,318
Financials - 8.7%
Banks - 0.9%
Bank of America Corp	649,800	34,738,308
Wells Fargo & Co	823,583	67,723,230
		102,461,538
Capital Markets - 3.5%
Blue Owl Capital Corp	8,942,726	104,808,749
Blue Owl Capital Inc Class A (a)	10,282,000	100,249,500
Cboe Global Markets Inc	275,900	82,794,831
Intercontinental Exchange Inc	331,900	52,470,071
Jefferies Financial Group Inc	292,600	14,109,172
KKR & Co Inc Class A	393,800	41,089,092
		395,521,415
Consumer Finance - 0.2%
FirstCash Holdings Inc	127,900	27,910,338
Financial Services - 2.8%
Apollo Global Management Inc	961,600	123,777,152
Mastercard Inc Class A	55,900	28,113,228
UWM Holdings Corp Class A	12,462,600	44,117,604
Visa Inc Class A	361,216	119,143,485
		315,151,469
Insurance - 1.3%
Chubb Ltd	185,200	60,560,400
Travelers Companies Inc/The	132,400	40,400,536
W R Berkley Corp	758,200	50,670,506
		151,631,442
TOTAL FINANCIALS		992,676,202
Health Care - 5.9%
Biotechnology - 0.3%
Gilead Sciences Inc	263,600	34,489,424
Health Care Equipment & Supplies - 0.5%
Baxter International Inc	3,063,500	53,856,330
Health Care Providers & Services - 1.4%
Cigna Group/The	173,200	50,328,456
Humana Inc	134,100	31,706,604
UnitedHealth Group Inc	215,103	79,691,359
		161,726,419
Life Sciences Tools & Services - 1.8%
Bruker Corp	1,198,600	44,000,606
Danaher Corp	306,300	54,812,385
Thermo Fisher Scientific Inc	221,300	105,993,848
		204,806,839
Pharmaceuticals - 1.9%
Eli Lilly & Co	62,300	58,225,580
Merck & Co Inc	398,900	43,551,902
Royalty Pharma PLC Class A	2,259,900	113,198,391
		214,975,873
TOTAL HEALTH CARE		669,854,885
Industrials - 13.9%
Aerospace & Defense - 3.4%
Boeing Co (b)	1,317,740	301,801,993
GE Aerospace	94,737	27,467,098
General Dynamics Corp	59,000	20,313,700
Huntington Ingalls Industries Inc	113,400	41,310,486
		390,893,277
Air Freight & Logistics - 1.1%
United Parcel Service Inc Class B	1,137,900	123,803,520
Building Products - 0.6%
A O Smith Corp (a)	1,151,400	71,202,576
Construction & Engineering - 1.2%
EMCOR Group Inc	147,900	131,877,993
Electrical Equipment - 1.8%
GE Vernova Inc	179,333	194,300,132
Regal Rexnord Corp	44,100	9,482,823
		203,782,955
Machinery - 5.3%
Allison Transmission Holdings Inc	1,725,945	231,880,711
Cummins Inc	84,000	56,364,840
Otis Worldwide Corp	1,498,800	116,726,544
PACCAR Inc	399,900	47,508,120
Westinghouse Air Brake Technologies Corp	572,200	154,431,058
		606,911,273
Professional Services - 0.5%
Paycom Software Inc (a)	203,500	25,795,660
SS&C Technologies Holdings Inc	551,200	38,198,160
		63,993,820
TOTAL INDUSTRIALS		1,592,465,414
Information Technology - 24.5%
Electronic Equipment, Instruments & Components - 0.0%
Vontier Corp	6,702	240,468
Semiconductors & Semiconductor Equipment - 12.3%
Broadcom Inc	603,000	251,710,290
Micron Technology Inc	312,400	161,560,784
NVIDIA Corp	4,945,825	987,038,295
		1,400,309,369
Software - 3.5%
Microsoft Corp	997,000	406,556,660
Technology Hardware, Storage & Peripherals - 8.7%
Apple Inc	893,768	242,523,947
GPGI Inc Class A (a)	4,855,704	74,923,513
Seagate Technology Holdings PLC	473,700	319,103,268
Western Digital Corp	823,000	357,609,960
		994,160,688
TOTAL INFORMATION TECHNOLOGY		2,801,267,185
Materials - 3.1%
Chemicals - 1.2%
CF Industries Holdings Inc	264,500	32,850,900
LyondellBasell Industries NV Class A1	986,000	73,555,600
Mosaic Co/The	1,303,000	30,320,810
		136,727,310
Metals & Mining - 1.9%
Coeur Mining Inc (b)	1,305,400	23,458,038
Newmont Corp	865,900	96,192,831
Royal Gold Inc	417,300	97,389,474
		217,040,343
TOTAL MATERIALS		353,767,653
Real Estate - 3.0%
Health Care REITs - 0.7%
Ventas Inc	945,900	83,106,774
Hotel & Resort REITs - 0.2%
Ryman Hospitality Properties Inc	224,700	23,613,723
Real Estate Management & Development - 0.8%
Landbridge Co LLC Class A (a)	691,700	47,540,541
St Joe Co/The	641,900	41,447,483
		88,988,024
Retail REITs - 0.3%
Simon Property Group Inc	157,300	32,043,583
Specialized REITs - 1.0%
Millrose Properties Inc Class A (a)	3,623,200	111,123,544
TOTAL REAL ESTATE		338,875,648
Utilities - 1.0%
Electric Utilities - 1.0%
Edison International	210,200	14,606,797
Exelon Corp	375,930	17,289,021
NextEra Energy Inc	815,200	79,791,776
TOTAL UTILITIES		111,687,594
TOTAL UNITED STATES		10,050,854,627
TOTAL COMMON STOCKS (Cost $7,227,292,583)		11,300,800,391

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.69	132,874,579	132,901,154
Fidelity Securities Lending Cash Central Fund (d)(e)	3.69	182,060,325	182,078,531
TOTAL MONEY MARKET FUNDS (Cost $314,979,685)			314,979,685

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $7,542,272,268)	11,615,780,076
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(189,402,354)
NET ASSETS - 100.0%	11,426,377,722

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated company.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $30,950,635.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,019,611	1,394,717,592	1,265,835,005	1,687,872	(1,044)	-	132,901,154	132,874,579	0.2%
Fidelity Securities Lending Cash Central Fund	101,632,686	2,367,117,301	2,286,654,363	607,053	(17,093)	-	182,078,531	182,060,325	0.5%
Total	105,652,297	3,761,834,893	3,552,489,368	2,294,925	(18,137)	-	314,979,685

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
2020 Bulkers Ltd	15,738,068	2,512,760	-	16,975,030	-	(17,767,050)	483,778	1,487,081
Total	15,738,068	2,512,760	-	16,975,030	-	(17,767,050)	483,778

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.